Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-based Compensation
Schedule of assumptions used in the determination of the fair value of share-based payment awards using the Black- Scholes model for stock option grants

Expected term	6.25 years
Risk-free interest rate	1.36% – 1.52%
Expected volatility	64.40% – 87.73%
Expected dividend yield	0%

Summary of Group's stock option activities

	Time-based Options
		Weighted	Weighted-
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
		Price	Contractual	Value
	Shares	Per Share	Term	($000)
Outstanding as of December 31, 2020	—	$—	—	—
Granted	2,040,500	1.72	—	—
Vested	—	—	—	—
Forfeited	(354,000)	1.72	—	—
Outstanding as of December 31, 2021	1,686,500	1.72	9.45 years	2,091
Exercisable as of December 31, 2021	—	—	—	—
Non-vested as of December 31, 2021	1,686,500	1.72	9.45 years	2,091